Employee Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Average remaining life expectancy of male	23 years	23 years
Average remaining life expectancy of female	28 years	28 years
Remaining weighted-average duration of the defined benefit obligation	11 years	11 years 6 months
Retirement benefit expenses	¥ 57,542	¥ 57,950	¥ 55,955
Non Adjusting Event [Member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contribution payable				¥ 18,128
Subsidiaries [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity securities	46,114	¥ 38,386
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	¥ 52,529